Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Tax expense (benefit) portion of change in unrealized gains (losses)	$ 339	$ (50)	$ 181
Tax Expense (Benefit), Portion of reclassification adjustment for (gains)	$ (3)	$ (14)